Acquisitions and Divestitures	6 Months Ended
Sep. 30, 2025
Business Combinations [Abstract]
Acquisitions and Divestitures
4.	Acquisitions and Divestitures
(1) Acquisitions
There were no material acquisitions during the six months ended September 30, 2024 and 2025.
(2) Divestitures
Gains on sales of subsidiaries and equity method investments and liquidation losses, net for the six months ended September 30, 2024 and 2025 amounted to ¥31,503 million and ¥98,198 million, respectively. Gains on sales of subsidiaries and equity method investments and liquidation losses, net for the six months ended September 30, 2024 mainly consisted of ¥4,754 million in Corporate Financial Services and Maintenance Leasing segment, ¥19,086 million in PE Investment and Concession segment, ¥(810) million in Environment and Energy segment, ¥1,019 million in Aircraft and Ships segment and ¥7,547 million in ORIX USA segment. Gains on sales of subsidiaries and equity method investments and liquidation losses, net for the six months ended September 30, 2025 mainly consisted of ¥6,915 million in Corporate Financial Services and Maintenance Leasing segment, ¥726 million in PE Investment and Concession segment, ¥88,777 million in Environment and Energy segment, ¥312 million in ORIX USA segment and ¥1,507 million in Asia and Australia segment.